5. OPERATING SEGMENTS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Revenue from supply of energy	R$ 26,928	R$ 24,872	R$ 23,701
Revenue from Use of Distribution Systems (the TUSD charge)	2,722	2,045	1,611
CVA and Other financial components in tariff adjustment	58	1,973	988
Transmission concession revenue	504	411	371
Transmission construction revenue	220	96	25
Concession assets - indemnity revenue		250	373
Generation assets - indemnity revenue		55	271
Transmission assets - indemnity revenue	156
Distribution construction revenue	980	802	1,094
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	18		9
Gain on inflation updating of concession grant fee	318	321	317
Transactions in energy on the CCEE	432	217	860
Supply of gas	2,298	1,995	1,759
Fine for violation of continuity indicator	(58)	(44)
PIS/Pasep and Cofins taxes credits over ICMS	1,428
Other operating revenues	1,722	1,585	1,484
Sector / Regulatory charges reported as Deductions from revenue	(12,336)	(12,312)	(11,151)
Net operating revenue	25,390	22,266	21,712
Operating Segments [Member] | Elimination Segments [Member]
Disclosure of revenue [line items]
Revenue from supply of energy	(77)	(78)	(81)
Revenue from Use of Distribution Systems (the TUSD charge)	(24)	(22)	(32)
CVA and Other financial components in tariff adjustment
Transmission concession revenue	(199)	(178)	(148)
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas
Fine for violation of continuity indicator
PIS/Pasep and Cofins taxes credits over ICMS
Other operating revenues	(7)	(15)	(26)
Sector / Regulatory charges reported as Deductions from revenue
Net operating revenue	(307)	(293)	(288)
Operating Segments [Member] | Energy Distribution Segment [Member]
Disclosure of revenue [line items]
Revenue from supply of energy	19,967	17,885	16,442
Revenue from Use of Distribution Systems (the TUSD charge)	2,746	2,067	1,643
CVA and Other financial components in tariff adjustment	58	1,973	988
Transmission concession revenue
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue	937	757	1,045
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	18		9
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE	(7)
Supply of gas
Fine for violation of continuity indicator	(58)	(44)
PIS/Pasep and Cofins taxes credits over ICMS	830
Other operating revenues	1,469	1,345	1,175
Sector / Regulatory charges reported as Deductions from revenue	(10,041)	(10,226)	(9,177)
Net operating revenue	15,919	13,757	12,125
Operating Segments [Member] | Energy Transmission Segment [Member]
Disclosure of revenue [line items]
Revenue from supply of energy
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Transmission concession revenue	703	589	519
Transmission construction revenue	220	96	25
Concession assets - indemnity revenue		250	373
Transmission assets - indemnity revenue	156
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas
Fine for violation of continuity indicator
PIS/Pasep and Cofins taxes credits over ICMS
Other operating revenues	27	29	9
Sector / Regulatory charges reported as Deductions from revenue	(392)	(288)	(167)
Net operating revenue	714	676	777
Operating Segments [Member] | Other Segments [Member]
Disclosure of revenue [line items]
Revenue from supply of energy
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Transmission concession revenue
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas
Fine for violation of continuity indicator
PIS/Pasep and Cofins taxes credits over ICMS	184
Other operating revenues	152	144	120
Sector / Regulatory charges reported as Deductions from revenue	(12)	(11)	(9)
Net operating revenue	324	134	112
Operating Segments [Member] | Gas Segment [Member]
Disclosure of revenue [line items]
Revenue from supply of energy
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Transmission concession revenue
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue	43	45	49
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas	2,298	1,995	1,759
Fine for violation of continuity indicator
PIS/Pasep and Cofins taxes credits over ICMS
Other operating revenues			1
Sector / Regulatory charges reported as Deductions from revenue	(483)	(421)	(327)
Net operating revenue	1,858	1,619	1,482
Operating Segments [Member] | Energy Generation Segment [Member]
Disclosure of revenue [line items]
Revenue from supply of energy	7,038	7,065	7,340
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Transmission concession revenue
Transmission construction revenue
Generation assets - indemnity revenue		55	271
Transmission assets - indemnity revenue
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee	318	321	317
Transactions in energy on the CCEE	439	217	860
Supply of gas
Fine for violation of continuity indicator
PIS/Pasep and Cofins taxes credits over ICMS	414
Other operating revenues	81	81	37
Sector / Regulatory charges reported as Deductions from revenue	(1,408)	(1,366)	(1,430)
Net operating revenue	R$ 6,882	R$ 6,374	7,190
Operating Segments [Member] | Telecommunications Segment [Member]
Disclosure of revenue [line items]
Other operating revenues			168
Sector / Regulatory charges reported as Deductions from revenue			(41)
Net operating revenue			R$ 127